Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) £ in Millions	6 Months Ended
	Jun. 30, 2018 GBP (£) $ / £	Jun. 30, 2017 GBP (£) $ / £	Dec. 31, 2017 $ / £
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	£ 411,243
Policyholder liabilities on the consolidated statement of financial position, ending balance	£ 405,482
US dollars
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate | $ / £	1.38	1.26
Closing exchange rate | $ / £	1.32	1.30	1.35
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	£ 411,211	£ 388,996
Premiums	20,322	21,603
Surrenders	(10,946)	(10,395)
Maturities/deaths	(5,413)	(5,532)
Net flows	3,963	5,676
Investment-related items and other movements	(2,253)	16,626
Foreign exchange translation differences	5,154	(10,834)
Policyholder liabilities on the consolidated statement of financial position, ending balance	405,445	398,980
Average Policy liability	£ 415,866	£ 400,674
Jackson (US insurance operations) | US dollars
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate | $ / £	1.38	1.26
Closing exchange rate | $ / £	1.32		1.30
Jackson (US insurance operations) | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	£ 180,724	£ 177,626
Premiums	7,111	8,148
Surrenders	(5,953)	(5,071)
Maturities/deaths	(1,076)	(1,119)
Net flows	82	1,958
Investment-related items and other movements	(103)	7,124
Foreign exchange translation differences	4,447	(8,929)
Policyholder liabilities on the consolidated statement of financial position, ending balance	185,150	177,779
Average Policy liability	182,937	177,702
Jackson (US insurance operations) | Variable annuity separate account | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	130,528	120,411
Premiums	5,528	5,981
Surrenders	(4,225)	(3,409)
Maturities/deaths	(540)	(541)
Net flows	763	2,031
Transfers from general to separate account	387	1,240
Investment-related items and other movements	582	7,236
Foreign exchange translation differences	3,286	(6,183)
Policyholder liabilities on the consolidated statement of financial position, ending balance	135,546	124,735
Average Policy liability	133,037	122,573
Jackson (US insurance operations) | Fixed annuity, GIC and other business | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position, beginning balance	50,196	57,215
Premiums	1,583	2,167
Surrenders	(1,728)	(1,662)
Maturities/deaths	(536)	(578)
Net flows	(681)	(73)
Transfers from general to separate account	(387)	(1,240)
Investment-related items and other movements	(685)	(112)
Foreign exchange translation differences	1,161	(2,746)
Policyholder liabilities on the consolidated statement of financial position, ending balance	49,604	53,044
Average Policy liability	£ 49,900	£ 55,129